Document and Entity Information	Dec. 11, 2023
Document Information [Line Items]
Entity Registrant Name	Prelude Therapeutics Incorporated
Amendment Flag	false
Entity Central Index Key	0001678660
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39527
Entity Tax Identification Number	81-1384762
Entity Address, Address Line One	175 Innovation Boulevard
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	(302)
Local Phone Number	467-1280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PRLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	200 Powder Mill Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803